Other payables	12 Months Ended
Dec. 31, 2025
Other payables
Other payables

Note 10 — Other payables

Other payables consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Accrued expenses	1,352,992	2,050,459	293,086